CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,788)	$ (6,155)	$ (11,387)	$ (46,214)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	12	75	121	330
Amortization of intangible assets		22	33	1,823
Impairment of long-lived assets			777	18,744
Gain on extinguishment of debt	(429)
Gain on disposal of assets, net		(33)	(33)	529
Stock-based compensation	137	440	766	2,087
Bad debt (recovery) expense	(169)	145	395	(43)
Provision for inventory excess and obsolescence	111	67	335	579
Deferred income tax	1	(1)	28	(423)
Gain on changes in fair value of liability warrants	(18)	(3,438)	(3,878)
Offering cost		298
Other noncash items	2	12	17	(23)
Change in operating assets and liabilities:
Accounts and other receivables	447	60	125	678
Inventory	384	276	(465)	(1,187)
Prepaid expenses and other current assets	31	(470)	(172)	1,141
Accounts payable and accrued liabilities	(150)	(2,833)	(3,457)	448
Warranty liability		(177)	(182)	(371)
Other		(11)	17
Net cash used in operating activities	(3,429)	(11,723)	(16,960)	(21,902)
Cash flows from investing activities:
Capital expenditures		(43)	(43)	(131)
Proceeds from sale of capital assets		33	33	39
Cash used in investing activities:		(10)	(10)	(92)
Cash flows from financing activities:
Exercise of warrants	24	12,451	4,136	2,491
Net cash provided by financing activities	24	12,451	17,574	3,130
Effect of currency exchange rate changes on cash and cash equivalents	(1)	(6)		4
Net change in cash, cash equivalents and restricted cash	(3,406)	712	604	(18,860)
Cash, cash equivalents and restricted cash at beginning of period	4,559	3,955	3,955	22,815
Cash, cash equivalents and restricted cash at end of period	1,153	$ 4,667	4,559	3,955
Supplemental disclosure:
Cash paid for income taxes	$ 12		$ 10	5
Noncash investing and financing activities:
Capital expenditures accruals				$ 6